Carnival Corporation & PLC Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2018	Nov. 30, 2017
Current Assets
Cash and cash equivalents	$ 982	$ 395
Trade and other receivables, net	358	312
Inventories	450	387
Prepaid expenses and other	436	502
Total current assets	2,225	1,596
Property and Equipment, Net	35,336	34,430
Goodwill	2,925	2,967
Other Intangibles	1,176	1,200
Other Assets	738	585
Assets	42,401	40,778
Current Liabilities
Short-term borrowings	848	485
Current portion of long-term debt	1,578	1,717
Accounts payable	730	762
Accrued liabilities and other	1,654	1,877
Customer deposits	4,395	3,958
Total current liabilities	9,204	8,800
Long-Term Debt	7,897	6,993
Other Long-Term Liabilities	856	769
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,756	8,690
Retained earnings	25,066	23,292
Accumulated other comprehensive loss	(1,949)	(1,782)
Treasury stock, 129 shares at 2018 and 122 shares at 2017 of Carnival Corporation and 48 shares at 2018 and 32 shares at 2017 of Carnival plc, at cost	(7,795)	(6,349)
Total shareholders' equity	24,443	24,216
Liabilities and Shareholders' Equity	42,401	40,778
Common stock
Shareholders' Equity
Common stock	7	7
Ordinary shares
Shareholders' Equity
Common stock	$ 358	$ 358